Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
Subsequent events
33.	Subsequent events

On January 4, 2023, Cementos Pacasmayo S.A.A. acquired all the shares of the company Corporación Materiales Piura S.A.C. for which paid an approximate value of US$9,000,000.

On February 8, 2023, Cementos Pacasmayo S.A.A. made the payment of the Senior Notes in dollars for US$131,612,000 using the Club Deal credit line and consequently the derivative financial instruments for US$132,000,000 were settled.